SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended											12 Months Ended		12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum item	Dec. 31, 2013 Class A Minimum	Dec. 31, 2013 Class A Maximum	Dec. 31, 2013 Class I Maximum	Dec. 31, 2013 Class D Maximum	Dec. 31, 2013 New Classes Minimum	Dec. 31, 2013 New Classes Maximum	May 17, 2013 Class F	Dec. 31, 2013 Class F Maximum	Jun. 02, 2013 Class F1	Dec. 31, 2013 Class G item	Dec. 31, 2013 Class G Maximum
Organization
Number of classes of units	10
Number of classes of units subject to different Sponsor fees	9
Initial offering price per unit											$ 1.00		$ 1.00
Number of investors														0
Total Fund Investment required for investment in unit class									$ 20,000,000
Total Investment required for investment in unit class										60,000,000
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker					1.00%	2.50%	0.50%	0.50%				0.50%			0.50%
Income Taxes
Provision for income taxes	0
Distributions
Distributions declared (in dollars per unit)	$ 0.00	$ 0.00	$ 0.00
Subscriptions
Notice period for subscription of units	8 days
Redemptions and Exchanges
Notice period for redemption or exchange of units	8 days
Minimum exchange amount				$ 10,000
Dissolution of the Fund
Number of managers to remain to avoid dissolution of the fund				1